Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Revenue
Other revenue	$ 19,141	$ 18,283	$ 14,321	$ 16,157	$ 8,291	$ 2,857	$ 1,925	$ 1,775	$ 67,902	$ 14,848	$ 6,169
Total revenue	157,806	172,477	152,917	192,056	120,033	123,248	83,109	121,226	675,256	447,616	336,054
Other income	161	174	88	12	64	93	206		435	363	1,014
Service cost
Procurement cost of hotel and packages services	34,989	43,730	32,271	58,357	34,945	46,703	29,913	62,358	169,347	173,919	165,264
Other cost of providing services	1,674	1,661	1,376	1,819					6,530		1,770
Personnel expenses	28,427	26,894	29,015	29,821	32,700	13,652	14,243	13,141	114,157	73,736	49,018
Marketing and sales promotion expenses	93,879	108,971	115,947	133,021	78,835	44,552	48,358	52,679	451,818	224,424	108,966
Other operating expenses	30,063	32,632	28,272	29,599	27,295	18,202	17,419	18,669	120,566	81,585	67,954
Depreciation, amortization and impairment	10,627	6,931	7,707	7,447	21,638	3,377	2,496	2,191	32,712	29,702	10,923
Result from operating activities	(41,692)	(48,168)	(61,583)	(67,996)	(75,316)	(3,145)	(29,114)	(27,812)	(219,439)	(135,387)	(66,827)
Profit (Loss) Before tax	(44,031)	(45,432)	(62,271)	(68,415)	(73,084)	16,608	(39,350)	(14,284)	(220,149)	(110,110)	(88,387)
Profit (Loss) for the period	(44,117)	(45,348)	(62,321)	(68,454)	(73,098)	16,556	(39,447)	(14,314)	(220,240)	(110,303)	(88,542)
Air Ticketing [Member]
Revenue
Revenue	45,270	40,474	40,322	41,325	32,862	38,216	23,556	23,880	167,391	118,514	78,172
Hotels and Packages [Member]
Revenue
Revenue	$ 93,395	$ 113,720	$ 98,274	$ 134,574	$ 78,880	$ 82,175	$ 57,628	$ 95,571	$ 439,963	$ 314,254	$ 251,713